Stock Based Compensation Plan	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation Plan
Note 10. Stock-Based Compensation Plan
Prior to the Business Combination, Legacy Surrozen maintained the 2015 Stock Plan, (the “2015 Plan”), which provided for the granting of options to purchase shares of common stock to officers, employees, directors, consultants and key persons who provide services to the Company. Options under the 2015 Plan have a term of 10 years and generally vest over a four-year period with one-year
cliff vesting. In conjunction with the Business Combination, options and the corresponding exercise price under the 2015 Plan were converted into the awards under the 2021 Equity Incentive Plan based on the Exchange Ratio. Each converted option is subject to the same terms and conditions as were applicable to the corresponding options under 2015 Plan.
In August 2021, the Company adopted 2021 Equity Incentive Plan, (the “
2021 Plan
”),

which provides for the granting of options to employees, directors and consultants. Options granted under the 2021 Plan may be either incentive stock options, or ISOs, or nonqualified stock options, or NSOs. The 2021 Plan also allows for the grant of restricted stock awards, or RSAs, restricted stock units, performance awards and other awards. Options granted under the 2021 Plan expire no later than
10
years from the date of grant. The exercise price of each option may not be less than
100
% of the fair market value of the common stock at the date of grant. Options may be granted to stockholders possessing more than
10
% of the total combined voting power of all classes of stocks of the Company at an exercise price at least
110
% of the fair value of the common stock at the date of grant and the options are not exercisable after the expiration of
5
years from the date of grant.
Options under the 2021 Plan generally vest 25% upon one year of continued service to the Company, with the remainder in monthly increments over three additional years.
Following the adoption of the 2021 Plan, no additional stock awards will be issued under the 2015 Plan. As of December 31, 2021, the Company had 4,344,699 shares of common stock available for issuance under the 2021 Plan.
A summary of stock option activity under the plans is set forth below:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding – December 31, 2020 as previously reported	6,093,611	$0.40	8.43
Retroactive application of recapitalization	(5,023,310)

Outstanding – December 31, 2020, after effect of Business Combination	1,070,301	2.26	8.43
Granted	945,526	10.13
Exercised	(161,451)	2.47
Cancelled	(60,076)	4.54

Outstanding – December 31, 2021	1,794,300	6.31	8.43	$3,663

Options outstanding and exercisable – December 31, 2021	655,238	3.06	7.31	2,687

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest is the difference between the exercise price of the options and the fair value of the Company’s common stock at December 31, 2021.
The intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was $1.2 million and $0.2 million, respectively.
During the years ended December 31, 2021 and 2020, the Company granted options with a weighted-average grant-date fair value of $6.36 per share and $0.74 per share, respectively.
The Company’s Board of Directors granted equity awards in the form of RSAs for certain of the Company’s employees and directors under the 2015 Plan. The Company’s outstanding RSAs began vesting one month after the grant date and vest 1/48th per month over four years.

The following table summarizes the Company’s RSA activity:

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs, unvested at December 31, 2020, as previously reported	263,022	$0.69
Retroactive application of recapitalization	(216,823)

RSAs, unvested at December 31, 2020, after effect of Business Combination	46,199	3.96
Granted	193,208	9.95
Vested	(62,297)	7.00
Forfeited	(16,467)	9.76

RSAs, unvested at December 31, 2021	160,643	9.39

The fair value of RSAs vested during the years ended December 31, 2021 and 2020 was $0.6 million and $0.3 million, respectively.
(a) Fair Value of Options
The fair value of options is estimated at the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2021	2020
Expected term (in years)	6.01	6.03
Expected volatility	71.23%	61.41%
Risk-free rate	0.89%	0.80%
Dividend yield	—	—
(b) Stock-Based Compensation
Total stock-based compensation recorded in the consolidated statements of operations and comprehensive loss related to options and RSAs was as follows (in thousands):

	Year Ended December 31,
	2021	2020
Research and development	$736	$423
General and administrative	1,580	212

Total stock-based compensation expense	$2,316	$635

As of December 31, 2021, there was approximately $7.8 million of stock-based compensation expense to be recognized over a weighted-average period of approximately 3.11 years.

(c) Early Exercise of Stock Options
Unvested options granted under the 2015 Plan were exercisable prior to the closing of the Business Combination. Shares issued as a result of early exercise that have not vested are subject to repurchase by the Company upon termination of the purchaser’s employment or services, at the price paid by the purchaser. The proceeds initially were recorded in a liability for early exercised options and are reclassified to common stock and additional paid-in
capital as the Company’s repurchase right lapses. As of December 31, 2021, there were

74,840
shares of common stock outstanding, subject to the Company’s right of repurchase at a weighted average exercise price of $
2.73
per share.